Investments in and Advances to Affiliates and Notes Receivable from Affiliates	12 Months Ended
Dec. 31, 2013
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and Advances to Affiliates and Notes Receivable from Affiliates

Note 4

Investments in and Advances to Affiliates and Notes Receivable from Affiliates

Seaboard’s investments in and advances to non-controlled, non-consolidated affiliates are primarily related to Butterball, LLC (Butterball), as discussed below, and Commodity Trading and Milling segment businesses conducting flour, maize and feed milling, baking operations and poultry production and processing. As of December 31, 2013, the location and percentage ownership of these affiliates excluding Butterball are as follows: Democratic Republic of Congo (50%), Gambia (50%), Kenya (35%-49%), Lesotho (50%), Nigeria (25%-48%), South Africa (49%) and Zambia (49%) in Africa; Brazil (50%), Colombia (40%-42%) and Ecuador (25%-50%) in South America, and Haiti (23%) in the Caribbean. Also, Seaboard has investments in agricultural commodity trading businesses in Australia (25%) and Peru (50%). Seaboard generally is the primary provider of choice for grains, feed and supplies purchased by these non-controlled affiliates. As Seaboard conducts its agricultural commodity trading business with third parties, consolidated subsidiaries and affiliates on an interrelated basis, cost of sales on affiliates cannot be clearly distinguished without making numerous assumptions, primarily with respect to mark-to-market accounting for commodity derivatives. In addition, Seaboard has investments in and advances to two sugar-related businesses in Argentina (46%-50%).  The equity method is used to account for all of the above investments.

Seaboard Corporation also has a 50% non-controlling voting interest in Butterball. Butterball is a vertically integrated producer, processor and marketer of branded and non-branded turkey and other products. As of December 31, 2013, Butterball had intangible assets of $111,000,000 for trade name and $73,667,000 for goodwill.  The equity method is used to account for this investment.

In connection with its initial investment in Butterball in December 2010, Seaboard provided Butterball with a $100,000,000 unsecured subordinated loan (the subordinated loan) with a seven-year maturity and interest of 15% per annum, comprised of 5% payable in cash semi-annually, plus 10% pay-in-kind interest, compounded semi-annually which accumulates and is paid at maturity.  In connection with providing the subordinated loan, Seaboard received detachable warrants, which upon exercise for a nominal price, would enable Seaboard to acquire an additional 5% equity interest in Butterball. Seaboard can exercise these warrants at any time before December 6, 2020. Butterball has the right to repurchase the warrants for fair market value. The warrant agreement essentially provides Seaboard with a 52.5% economic interest, as these warrants are in substance an additional equity interest. Therefore, Seaboard recorded 52.5% of Butterball’s earnings as Income from Affiliates in the Consolidated Statements of Comprehensive Income. However, all significant corporate governance matters would continue to be shared equally between Seaboard and its partner in Butterball even if the warrants are exercised, unless Seaboard already owns a majority of the voting rights at the time of exercise. The warrants qualify for equity treatment under accounting standards. Accordingly, as of December 2010, the warrants were allocated a value of $10,586,000, classified as Investments in and Advances to Affiliates on the Consolidated Balance Sheets, and the subordinated loan was allocated a discounted value of $89,414,000, classified as Notes Receivable from Affiliates on the Consolidated Balance Sheets, of the total $100,000,000 subordinated financing discussed above.  The discount on the subordinated loan is being accreted monthly in Interest Income From Affiliates through the maturity date of December 6, 2017.  Also as part of issuing the subordinated loan, Seaboard received a $2,000,000 cash fee from Butterball as consideration for providing this financing that is being amortized over the term of the subordinated loan.  At December 31, 2013 and 2012, the recorded balance of this Note Receivable from Affiliates was $126,082,000 and $112,629,000, respectively.

On December 31, 2012, Seaboard provided a loan of $81,231,000 to Butterball and was included in Notes Receivable from Affiliates.  This loan was made to fund Butterball’s purchase of assets from Gusto Packing Company, Inc., a pork and turkey further processor located in Montgomery, Illinois.  In late March 2013, Butterball renegotiated its third party financing and on March 28, 2013 repaid in full this loan from Seaboard.

During the third quarter of 2011, Seaboard provided a term loan of $13,037,000 to Butterball to pay off capital leases for certain fixed assets which originally were financed with third parties.  The effective interest rate on this term loan is approximately 12%.  Although the term loan expires on January 31, 2018, Seaboard anticipates that Butterball will pay off the term loan prior to such expiration date as Butterball is expected to sell all of the related assets and is required to remit the proceeds from such sale to Seaboard to repay the loan. As of December 31, 2013 and 2012, the balance of the term loan included in Notes Receivable from Affiliates was $8,905,000 and $9,071,000, respectively.  Also, during the third quarter of 2011, Seaboard made an additional capital contribution of $5,598,000 in Butterball to assist Butterball in its acquisition of certain live growing facilities.  Seaboard’s partner in Butterball made an equal capital contribution.

Beginning in 2010, Seaboard invested in a bakery built in the Democratic Republic of Congo for a 50% non-controlling interest in this business.  During 2013, 2012 and 2011, Seaboard invested $4,531,000, $24,814,000, and $11,397,000, respectively, in equity and long-term advances for a total investment of $50,822,000 in this business. The bakery began operations in the fourth quarter of 2012.  During 2013, Seaboard finalized details of this investment resulting in decreasing investments in and advances to affiliates and increasing long-term notes receivable from affiliates by $26,290,000 for amounts previously advanced as noted above prior to 2013.  This interest bearing long-term note receivable from this affiliate has a decreasing balance with the first payment due in June 2015 and a final maturity date of December 2020.  As of December 31, 2013, the recorded balance of this Note Receivable from Affiliates was $30,821,000.  Including this investment, as of December 31, 2013 Seaboard had a total of $74,911,000 of investments in, advances to and notes receivable from various affiliates in the Democratic Republic of Congo, which represents the single largest foreign country risk exposure for Seaboard’s equity method investments.

In 2010, Seaboard acquired a 50% non-controlling interest in an international specialty grain trading business, PSI, located in North Carolina. In the fourth quarter of 2011, Seaboard provided a line of credit to PSI to pay off a credit facility with third party banks used for working capital needs.  As of December 31, 2011, Seaboard had a due from affiliates receivable balance of $30,096,000 for amounts advanced under this line of credit.  Effective January 1, 2012, Seaboard began consolidation accounting and discontinued the equity method of accounting for this investment in PSI with Seaboard’s ownership interest increasing from 50% to 70%.  On December 31, 2012, Seaboard further increased its ownership from 70% to 85%.  Total cash paid for these two transactions in 2012, net of cash acquired was $3,186,000 and $3,045,000, respectively.  A final payment in the amount of $515,000 was made in 2013 for the December 2012 transaction upon final verification of certain balance sheet items. Pro forma results of operations are not presented, as the effects of consolidation are not material to Seaboard’s results of operations.

In September 2013, Seaboard invested $17,000,000 in a flour production business in Brazil for a 50% non-controlling equity interest and provided a $13,000,000 long-term loan to this business.  Half of the interest on this long-term note receivable from affiliate is paid currently in cash and the other half accrues as pay-in-kind interest. This note receivable matures in September 2020 but can be repaid after one year with Seaboard having the option to convert the note receivable to equity after one year and the other equity holders having the option to match such conversion with a purchase of new shares to avoid dilution.  As of December 31, 2013, the recorded balance of this Note Receivable from Affiliates was $13,190,000.

Also in September 2013, Seaboard invested $7,351,000 in a flour milling business located in South Africa for a 49% non-controlling interest.  In July 2013, Seaboard acquired a 50% non-controlling interest in a flour milling business located in Gambia by making a total investment in and advances to this affiliate of $9,099,000 during 2013.

Combined condensed financial information of the non-controlled, non-consolidated affiliates for their fiscal periods ended within each of Seaboard’s years ended were as follows:

Commodity Trading and Milling Segment	December 31,
(Thousands of dollars)	2013	2012	2011
Net sales	$1,907,647	1,510,101	1,750,714
Net income	$7,857	24,686	33,058
Total assets	$1,038,978	862,992	864,802
Total liabilities	$614,623	469,265	480,328
Total equity	$424,355	393,727	384,474

Sugar Segment	December 31,
(Thousands of dollars)	2013	2012	2011
Net sales	$12,073	12,107	12,880
Net income	$1,349	194	950
Total assets	$9,271	8,865	10,743
Total liabilities	$3,158	2,839	3,851
Total equity	$6,113	6,026	6,892

Turkey Segment	December 31,
(Thousands of dollars)	2013	2012	2011
Net sales	$1,729,568	1,437,376	1,375,751
Net income (loss)	$(19,556)	38,384	24,250
Total assets	$907,004	871,945	819,618
Total liabilities	$504,581	443,291	428,361
Total equity	$402,423	428,654	391,257

At December 31, 2013, Seaboard’s carrying value of certain of these investments in affiliates in the Commodity Trading and Milling segment was $12,885,000 more than its share of the affiliate’s book value. The excess is attributable primarily to the valuation of property, plant and equipment and intangible assets. The amortizable assets are being amortized to income (loss) from affiliates over the remaining life of the assets.